CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 257,851	$ 148,217
Prepaid expenses and other current assets		150
Total Current Assets	257,851	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570
General plant	17,800	17,800
Furniture and fixtures	15,951	15,951
Leasehold improvements	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187
Less: Accumulated depreciation and amortization	(163,795)	(160,990)
[PropertyPlantAndEquipmentNet]	3,392	6,197
Other assets	13,161	13,361
TOTAL ASSETS:	274,404	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	635,079	596,888
Accounts payable	456,484	403,095
Accrued officers payroll	447,300	457,299
Due officers and directors	16,864	8,205
Accrued expenses and other current liabilities	66,555	50,483
Total Current Liabilities	1,622,282	1,515,970
Long Term Liabilities
TOTAL LIABILITIES:	1,622,282	1,515,970
STOCKHOLDERS' DEFICIENCY:
Preferred stock:$0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock: $0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding: 12,910,045 shares in 2011, 12,107,646 shares in 2010	12,911	12,108
Capital in excess of par value	20,139,018	18,913,269
Accumulated deficit	(21,563,735)	(20,273,422)
Total Omagine, Inc. stockholders' deficit	(1,411,806)	(1,348,045)
Noncontrolling interests in Omagine LLC	63,928
Total Stockholders' Deficiency	(1,347,878)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 274,404	$ 167,925